DISCONTINUED OPERATIONS - Financial position of discontinued operations (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
Accounts receivable	$ 7,216	$ 8,636	$ 15,212
Other current assets
Net current assets of discontinued operations	$ 7,216	$ 8,636	$ 15,212